Related parties	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties
29.
Related parties

The Company has entered into transactions with the following related parties:

Enterprises over which key management personnel have control or significant influence

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	Dr. Reddy’s Institute of Life Sciences for research and development services;
•	AverQ Inc. for professional consulting services;
•	Stamlo Industries Limited for hotel services;
•	Iosynth Labs Private Limited for research and development services; and
•	Araku Originals Private Limited for the purchase of coffee powder.

Joint Venture and Associates

•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods and for research and development services provided and for dividend income received;
•	DRES Energy Private Limited for the purchase of solar power and lease rentals received;
•	O2 Renewable Energy IX Private Limited for an investment;

“Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council. The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 27 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2024		2023		2022
Transactions with enterprises over which KMP have control or significant influence
Contributions towards social development	Rs.	587	Rs.	482	Rs.	230
Catering expenses paid		454		367		319
Research and development services received		214		134		122
Purchase of solar power		123		121		124
Hotel expenses paid		67		35		18
Facility management services paid		46		39		36
Lease rentals paid		37		39		39
Salaries to relatives of key management personnel		15		16		12
Civil works		13		33		52
Lease rentals received		1		1		1
Others		1		5		-
Professional consultancy services paid		-		2		75
Transactions with Joint Venture and Associates
Dividend income received		445		-		-
Research and development services provided		83		62		57
Sale of goods		21		110		21
Investment in associate		12		-		-

The Company had the following amounts due from related parties:

	As of March 31,
	2024		2023
Kunshan Rotam Reddy Pharmaceuticals Company Limited	Rs.	49	Rs.	-
Key management personnel and close members of their families		8		8
Other related parties		-		1

The Company had the following amounts due to related parties:

	As of March 31,
	2024		2023
DRES Energy Private Limited	Rs.	14	Rs.	3
Green Park Hospitality Services Private Limited		4		9
Indus Projects Private Limited		4		3
Stamlo Industries Limited		1		-
Other related parties		1		2

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2024		2023		2022
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	891	Rs.	912	Rs.	627
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		36		30		30
Co mm i ss i on t o d i r e c t o r s		416		378		305
S h a r e -b a s e d p a y m e n t s expense		182		194		214
	Rs.	1,525	Rs.	1,514	Rs.	1,176

Some
of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.